Total
AB Concentrated Growth Fund
AB Concentrated Growth Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 65 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 127 of the Fund’s Statement of Additional Information (“SAI”).
You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AB Concentrated Growth Fund	Class A Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none	none
Exchange Fee	none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Concentrated Growth Fund		Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees	[1]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.05%	0.05%	0.05%	0.11%	0.09%	0.04%	0.02%
Other Expenses		0.08%	0.08%	0.08%	0.07%	0.07%	0.07%	0.08%
Total Other Expenses		0.13%	0.13%	0.13%	0.18%	0.16%	0.11%	0.10%
Total Annual Fund Operating Expenses		1.03%	1.78%	0.78%	1.33%	1.06%	0.76%	0.75%
[1]	Management fees have been restated to reflect a contractual reduction in management fees effective May 7, 2020.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Concentrated Growth Fund - USD ($)	Class A Shares	Class C Shares		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$ 526	$ 281	[1]	$ 80	$ 135	$ 108	$ 78	$ 77
After 3 Years	739	560		249	421	337	243	240
After 5 Years	969	964		433	729	585	422	417
After 10 Years	$ 1,631	$ 2,095		$ 966	$ 1,601	$ 1,294	$ 942	$ 930
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Adviser seeks to achieve the Fund’s investment objective of long-term growth of capital by investing primarily in common stocks of listed U.S. companies. The Adviser employs an appraisal method that attempts to measure each prospective company’s quality and growth rate by numerous factors. Such factors include: a company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Fund’s Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Adviser compares these results to the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry group, but also against a broad spectrum of investments. While the Fund primarily invests in companies that have market capitalizations of $5 billion or more, it may invest in companies that have market capitalizations of $3 billion to $5 billion.
The Fund invests in a relatively small number of individual stocks. The Fund is considered to be
“non-diversified”,
which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the U.S. Internal Revenue Code of 1986, as amended (the “Code”)).

PRINCIPAL RISKS
•
Market Risk:
The value of the Fund’s assets will fluctuate as the equity markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

•
Focused Portfolio Risk:
Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

•
Sector Risk:
The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•	Capitalization Risk: Investments in mid-capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

•
Non-diversification
Risk:
The Fund may have more risk because it is
“non-diversified”,
meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

•
Management Risk:
The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at
www.abfunds.com
(click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Predecessor Fund’s shares for periods prior to its reorganization into Advisor Class shares of the Fund. Through September 30, 2020, the year-to-date
unannualized return for Advisor Class shares was 7.85%.

During the period shown in the bar chart, the Fund’s: Best Quarter was up 18.74%, 1st quarter, 2019; and Worst Quarter was down -12.73%, 2nd quarter, 2010.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - AB Concentrated Growth Fund		1 Year	5 Years	10 Years
Class A	[1],[2]	33.37%	11.97%	13.45%
Class A | Return After Taxes on Distributions	[1],[2]	32.33%	11.06%	12.84%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	[1],[2]	20.47%	9.39%	11.17%
Class C	[2]	37.31%	12.11%	13.09%
Advisor Class		39.67%	13.23%	14.21%
Class R	[2]	38.99%	12.67%	13.65%
Class K	[2]	39.30%	12.95%	13.94%
Class I	[2]	39.70%	13.25%	14.23%
Class Z	[2]	39.73%	13.26%	14.23%
S&P 500(R) Index (reflects no deduction for fees, expenses, or taxes)		31.49%	11.70%	13.56%
[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class A, Class C, Class R, Class K, Class I and Class Z shares: 2/28/14. Performance information for periods prior to the inception of Class A, Class C, Class R, Class K, Class I and Class Z shares is the performance of the Fund’s Advisor Class shares adjusted to reflect the respective expense ratios of the Class A, Class C, Class R, Class K, Class I and Class Z shares.